Average Annual Total Returns - ETF - Vanguard Total World Bond ETF	ETF Shares Inception Date	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Fund Inception	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Fund Inception	Bloomberg Global Aggregate Float Adjusted Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Global Aggregate Float Adjusted Composite Index (reflects no deduction for fees, expenses, or taxes) Since Fund Inception	Bloomberg Global Aggregate Float Adjusted Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Global Aggregate Float Adjusted Index in USD (reflects no deduction for fees, expenses, or taxes) Since Fund Inception
Total	Sep. 04, 2018	6.22%	6.86%	5.54%	5.69%	3.67%	4.75%	6.26%	6.88%	6.25%	6.95%	9.67%	7.51%